Assets and Liabilities Held for Sale and Discontinued Operations - Summary of Assets, Liabilities and Other Comprehensive Income Pertaining to Disposal Group and Classified as Held for Sale (Details) - CAD ($)
$ in Thousands
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Inventories		$ 9,377
Prepaids	$ 6,668	14,486
Other long-term assets	285	1,353
Capital assets (note 4)	5,738	18,791
Intangible assets (note 6)	4,538	15,492
Right-of-use assets (note 5)	1,850	8,557
Total assets	79,219	117,784
Accounts payable and accrued liabilities	9,375	16,835
Current portion of lease liabilities	4,807	6,946
Long-term portion of lease liabilities	19,329	26,506
Total liabilities	115,471	$ 102,772
Disposal Groups Classified as Held for Sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Accounts receivable	1,503
Inventories	4,571
Prepaids	322
Other long-term assets	50
Capital assets (note 4)	9,303
Intangible assets (note 6)	8,657
Right-of-use assets (note 5)	3,864
Total assets	28,270
Accounts payable and accrued liabilities	3,151
Current portion of lease liabilities	989
Long-term portion of lease liabilities	3,955
Total liabilities	$ 8,095